Notes Payable, Related Parties (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total notes payable, related parties	$ 30,000	$ 30,000
Less: current portion	$ 30,000	$ 30,000
Notes payable, related parties, less current portion
Chief Executive Officer [Member]
Total notes payable, related parties	$ 10,000	$ 10,000
Chairman, Board of Directors [Member]
Total notes payable, related parties	10,000	10,000
Director [Member]
Total notes payable, related parties	$ 10,000	$ 10,000
Chief Executive Officer [Member]
Total notes payable, related parties
Directors [Member]
Total notes payable, related parties
Chief Executive Officer [Member]
Total notes payable, related parties
Chairman, Board of Directors [Member]
Total notes payable, related parties
Director One [Member]
Total notes payable, related parties